Loss Per Share - Summary of Basic and Diluted Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	¥ (283,345)	$ (43,425)	¥ (174,443)	¥ (138,161)
Denominator:
Weighted average number of shares outstanding—basic and diluted	613,673,576	613,673,576	397,153,121	97,550,502
Basic and diluted | (per share)	¥ (0.46)	$ (0.07)	¥ (0.44)	¥ (1.42)
Ordinary Shares
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted | ¥			¥ (174,443)	¥ (138,161)
Denominator:
Weighted average number of shares outstanding—basic and diluted			397,153,121	97,550,502
Basic and diluted | ¥ / shares			¥ (0.44)	¥ (1.42)
Class A
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	¥ (105,403)	$ (16,154)
Denominator:
Weighted average number of shares outstanding—basic and diluted	228,284,218	228,284,218
Basic and diluted | (per share)	¥ (0.46)	$ (0.07)
Class B
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	¥ (177,942)	$ (27,271)
Denominator:
Weighted average number of shares outstanding—basic and diluted	385,389,358	385,389,358
Basic and diluted | (per share)	¥ (0.46)	$ (0.07)